Financial Debt (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Schedule of Financial Debt

Our gross debt as of December 2017 breaks down as follows:

	December 31,
	2017			2016			2015
	Current	Non- current	Total	Current	Non- current	Total	Total
	(In millions of US$)
High yield bonds	1,573.9	—	1,573.9	8.3	1,421.8	1,430.1	1,438.4
Convertible bonds	396.0	—	396.0	—	332.9	332.9	329.0
Term loans(a)	337.4	—	337.4	1.0	331.8	332.8	334.6
Credit facilities(a)	470.5	—	470.5	13.5	535.4	548.9	540.1
Bank loans and other loans(a)	4.6	—	4.6	34.1	60.1	94.2	131.1
Finance lease debt	5.8	52.3	58.1	8.9	66.7	75.6	86.1

Sub-total	2,788.2	52.3	2,840.5	65.8	2,748.7	2,814.5	2,859.3

Accrued interests	114.6	—	114.6	34.3	—	34.3	24.8

Financial debt	2,902.8	52.3	2,955.1	100.1	2,748.7	2,848.8	2,884.1

Bank overdrafts	0.2	—	0.2	1.6	—	1.6	0.7
Total(b)	2,903.0	52.3	2,955.3	101.7	2,748.7	2,850.4	2,884.8

Summary of Changes in Liabilities Arising From Financing Activities
•	Changes in liabilities arising from financing activities

December 31,
2017
(In millions of US$)
Balance at beginning of period	2,848.8
Decrease in long term debts	(26.9)
Increase in long term debts	2.3
Reimbursement on leasing	(5.7)
Financial interests paid	(85.0)
Cash flows	(115.3)
Cost of financial debt, net	211.0
Nordic credit facility (see note 2 — New ownership set up for our seismic fleet )	(182.5)
Liabilities linked to charter agreements (see note 2 — Proactive management of maritime liabilities )	70.7
Change in exchange rates	133.2
Other	(10.8)

Balance at end of period	2,955.1

Schedule of Financial Debt by Financing Sources
•	Financial debt by financing sources

	Issuing date	Maturity	Nominal amount Dec 31, 2017	Net balance Dec 31, 2017	Interest rate
			(In millions of currency)	(In millions of US$)
High yield bond 2020	2014	2020	€400	479.5	5 7/8%
High yield bond 2021	2011	2021	US$650	604.2	6 1/2%
High yield bond 2021(see note 2 — Proactive management of maritime liabilities)	2017	2021	US$71	70.7	6 1/2%
High yield bond 2022	2014	2022	US$500	419.5	6 7/8%
Sub-total High yield bonds				1,573.9

Convertible bond 2019	2012	2019	€35	40.2	1 1/4%
Convertible bond 2020	2015	2020	€325	355.8	1 3/4%
Sub-total Convertible bonds				396.0

Term loans	2015	2019	US$342	337.4	Libor +5 1/2%

Credit facilities	—	—	—	470.5	—

Other bank loans	—	—	—	1.4	—
Other loans	—	—	—	3.2	—
Sub-total bank loans and other loans				4.6

Real estate finance lease	2010	2022	€75	57.7	—
Other finance lease	—	—	—	0.4	—
Sub-total Finance lease debt				58.1

Total financial debt, excluding accrued interests and bank overdrafts				2,840.5

Schedule of Financial Debt by Currency
•	Financial debt by currency

	December 31,
	2017	2016	2015
	(In millions of US$)
US dollar	1,756.7	1,879.3	1,873.8
Euro	1,083.8	935.2	985.5
Other currencies	—	—	—

Total financial debt, excluding accrued interests and bank overdrafts	2,840.5	2,814.5	2,859.3

Schedule of Financial Debt by Interest Rate
•	Financial debt by interest rate

	December 31,
	2017	2016	2015
	(In millions of US$)
Variable rates (average effective rate December 31, 2017: 6.76%, 2016: 5.13%, 2015: 5.05%)	807.9	820.9	783.9
Fixed rates (average effective rate December 31, 2017: 5.42%, 2016: 5.43%, 2015: 6.48%)	2,032.6	1,993.6	2,075.4

Total financial debt, excluding accrued interests and bank overdrafts	2,840.5	2,814.5	2,859.3

Summary of Analysis of Authorized Credit Lines

Analysis of authorized credit lines as of December 31, 2017 is as follows:

	Date	Maturity	Used amount
	(In millions of US$)
US Revolving facility	2013	2018	161.9
French Revolving facility	2013	2018	309.5

Total credit facilities before issuing fees			471.4